Borrowings - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Borrowings
Senior Notes	$ 290,000	$ 200,000
Loan for Nazira	528	598
Total borrowings	290,528	200,598
Plus: unamortized premium	3,156	0
Less: current portion	(69)	(69)
Total long-term borrowings	$ 293,615	$ 200,529